Price Risk Management Assets And Liabilities	12 Months Ended
Dec. 31, 2013
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
Price Risk Management Assets And Liabilities
PRICE RISK MANAGEMENT ASSETS AND LIABILITIES:
Commodity Price Risk
We are exposed to market risks related to the volatility of commodity prices. To manage the impact of volatility from these prices, our subsidiaries utilize various exchange-traded and OTC commodity financial instrument contracts. These contracts consist primarily of futures, swaps and options and are recorded at fair value in our consolidated balance sheets. Following is a description of price risk management activities by segment.
ETP
ETP injects and holds natural gas in its Bammel storage facility to take advantage of contango markets (i.e., when the price of natural gas is higher in the future than the current spot price). ETP uses financial derivatives to hedge the natural gas held in connection with these arbitrage opportunities. At the inception of the hedge, ETP locks in a margin by purchasing gas in the spot market or off peak season and entering into a financial contract to lock in the sale price. If ETP designates the related financial contract as a fair value hedge for accounting purposes, ETP values the hedged natural gas inventory at current spot market prices along with the financial derivative ETP uses to hedge it. Changes in the spread between the forward natural gas prices designated as fair value hedges and the physical inventory spot price result in unrealized gains or losses until the underlying physical gas is withdrawn and the related designated derivatives are settled. Once the gas is withdrawn and the designated derivatives are settled, the previously unrealized gains or losses associated with these positions are realized. Unrealized margins represent the unrealized gains or losses from our derivative instruments using mark-to-market accounting, with changes in the fair value of our derivatives being recorded directly in earnings. These margins fluctuate based upon changes in the spreads between the physical spot price and forward natural gas prices. If the spread narrows between the physical and financial prices, ETP will record unrealized gains or lower unrealized losses. If the spread widens, ETP will record unrealized losses or lower unrealized gains. Typically, as ETP enters the winter months, the spread converges so that we recognize in earnings the original locked-in spread through either mark-to-market adjustments or the physical withdraw of natural gas.
ETP is also exposed to market risk on natural gas it retains for fees in its intrastate transportation and storage operations and operational gas sales on its interstate transportation and storage operations. ETP uses financial derivatives to hedge the sales price of this gas, including futures, swaps and options. Certain contracts that qualify for hedge accounting are designated as cash flow hedges of the forecasted sale of natural gas. The change in value, to the extent the contracts are effective, remains in AOCI until the forecasted transaction occurs. When the forecasted transaction occurs, any gain or loss associated with the derivative is recorded in cost of products sold in the consolidated statement of operations.
ETP is also exposed to commodity price risk on NGLs and residue gas it retains for fees in its midstream operations whereby its subsidiaries generally gather and process natural gas on behalf of producers, sell the resulting residue gas and NGL volumes at market prices and remit to producers an agreed upon percentage of the proceeds based on an index price for the residue gas and NGLs. ETP uses NGL and crude derivative swap contracts to hedge forecasted sales of NGL and condensate equity volumes. Certain contracts that qualify for hedge accounting are accounted for as cash flow hedges. The change in value, to the extent the contracts are effective, remains in AOCI until the forecasted transaction occurs. When the forecasted transaction occurs, any gain or loss associated with the derivative is recorded in cost of products sold in the consolidated statement of operations.
ETP may use derivatives in ETP’s NGL transportation and services operations to manage ETP’s storage facilities and the purchase and sale of purity NGLs.
Sunoco Logistics utilizes derivatives such as swaps, futures and other derivative instruments to mitigate the risk associated with market movements in the price of refined products and NGLs. These derivative contracts act as a hedging mechanism against the volatility of prices by allowing Sunoco Logistics to transfer this price risk to counterparties who are able and willing to bear it. Since the first quarter 2013, Sunoco Logistics has not designated any of its derivative contracts as hedges for accounting purposes. Therefore, all realized and unrealized gains and losses from these derivative contracts are recognized in the consolidated statements of operations during the current period.
ETP’s trading activities include the use of financial commodity derivatives to take advantage of market opportunities. These trading activities are a complement to its transportation and storage operations and are netted in cost of products sold in the consolidated statements of operations. Additionally, ETP also has trading activities related to power and natural gas in its other operations which are also netted in cost of products sold. As a result of its trading activities and the use of derivative financial instruments in its transportation and storage operations, the degree of earnings volatility that can occur may be significant, favorably or unfavorably, from period to period. ETP attempts to manage this volatility through the use of daily position and profit and loss reports provided to our risk oversight committee, which includes members of senior management, and the limits and authorizations set forth in ETP’s commodity risk management policy.
Derivatives are utilized in ETP’s other operations in order to mitigate price volatility and manage fixed price exposure incurred from contractual obligations. ETP attempts to maintain balanced positions in its marketing activities to protect against volatility in the energy commodities markets; however, net unbalanced positions can exist.
The following table details ETP’s outstanding commodity-related derivatives:

	December 31, 2013		December 31, 2012
	Notional Volume	Maturity	Notional Volume	Maturity
Mark-to-Market Derivatives
(Trading)
Natural Gas (MMBtu):
Fixed Swaps/Futures	9,457,500	2014-2019	—	—
Basis Swaps IFERC/NYMEX (1)	(487,500)	2014-2017	(30,980,000)	2013-2014
Swing Swaps	1,937,500	2014-2016	—	—
Power (Megawatt):
Forwards	351,050	2014	19,650	2013
Futures	(772,476)	2014	(1,509,300)	2013
Options — Puts	(52,800)	2014	—	—
Options — Calls	103,200	2014	1,656,400	2013
Crude (Bbls) – Futures	103,000	2014	—	—
(Non-Trading)
Natural Gas (MMBtu):
Basis Swaps IFERC/NYMEX	570,000	2014	150,000	2013
Swing Swaps IFERC	(9,690,000)	2014-2016	(83,292,500)	2013
Fixed Swaps/Futures	(8,195,000)	2014-2015	27,077,500	2013
Forward Physical Contracts	5,668,559	2014-2015	11,689,855	2013-2014
Natural Gas Liquid (Bbls) – Forwards/Swaps	(280,000)	2014	(30,000)	2013
Refined Products (Bbls) – Futures	(1,133,600)	2014	(666,000)	2013
Fair Value Hedging Derivatives
(Non-Trading)
Natural Gas (MMBtu):
Basis Swaps IFERC/NYMEX	(7,352,500)	2014	(18,655,000)	2013
Fixed Swaps/Futures	(50,530,000)	2014	(44,272,500)	2013
Hedged Item — Inventory	50,530,000	2014	44,272,500	2013
Cash Flow Hedging Derivatives
(Non-Trading)
Natural Gas (MMBtu):
Basis Swaps IFERC/NYMEX	(1,825,000)	2014	—	—
Fixed Swaps/Futures	(12,775,000)	2014	(8,212,500)	2013
Natural Gas Liquid (Bbls) – Forwards/Swaps	(780,000)	2014	(930,000)	2013
Refined Products (Bbls) – Futures	—	—	(98,000)	2013
Crude (Bbls) – Futures	(30,000)	2014	—	—

(1)	Includes aggregate amounts for open positions related to Houston Ship Channel, Waha Hub, NGPL TexOk, West Louisiana Zone and Henry Hub locations.

We expect gains of $4 million related to ETP’s commodity derivatives to be reclassified into earnings over the next 12 months related to amounts currently reported in AOCI. The amount ultimately realized, however, will differ as commodity prices change and the underlying physical transaction occurs.

Regency
Regency is a net seller of NGLs, condensate and natural gas as a result of its gathering and processing operations. The prices of these commodities are impacted by changes in the supply and demand as well as market forces. Regency’s profitability and cash flow are affected by the inherent volatility of these commodities, which could adversely affect its ability to make distributions to its unitholders. Regency manages this commodity price exposure through an integrated strategy that includes management of its contract portfolio, matching sales prices of commodities with purchases, optimization of its portfolio by monitoring basis and other price differentials in operating areas, and the use of derivative contracts. In some cases, Regency may not be able to match pricing terms or to cover its risk to price exposure with financial hedges, and it may be exposed to commodity price risk. Speculative positions are prohibited under Regency’s policy.
Regency is exposed to market risks associated with commodity prices, counterparty credit, and interest rates. Regency’s management and the board of directors of Regency GP have established comprehensive risk management policies and procedures to monitor and manage these market risks. Regency GP is responsible for delegation of transaction authority levels, and the Risk Management Committee of Regency GP is responsible for the overall management of credit risk and commodity price risk, including monitoring exposure limits. Regency GP’s Risk Management Committee receives regular briefings on positions and exposures, credit exposures, and overall risk management in the context of market activities.
Regency’s Preferred Units (see Note 7) contain embedded derivatives which are required to be bifurcated and accounted for separately, such as the holders’ conversion option and Regency’s call option. These embedded derivatives are accounted for using mark-to-market accounting. Regency does not expect the embedded derivatives to affect its cash flows.
The following table details Regency’s outstanding commodity-related derivatives:

	December 31, 2013		December 31, 2012
	Notional Volume	Maturity	Notional Volume	Maturity
Mark-to-Market Derivatives
(Non-Trading)
Natural Gas (MMBtu) — Fixed Swaps/Futures	24,455,000	2014-2015	8,395,000	2013-2014
Propane (Gallons) — Forwards/Swaps	52,122,000	2014-2015	3,318,000	2013
NGLs (Barrels) — Forwards/Swaps	438,000	2014	243,000	2013-2014
WTI Crude Oil (Barrels) — Forwards/Swaps	521,000	2014	356,000	2014

As of December 31, 2013, Regency has less than $1 million in net hedging gains in AOCI, all of which will be amortized to earnings over the next 3 months.
Interest Rate Risk
We are exposed to market risk for changes in interest rates. In order to maintain a cost effective capital structure, we borrow funds using a mix of fixed rate debt and variable rate debt. We manage our current interest rate exposures by utilizing interest rate swaps to achieve a desired mix of fixed and variable rate debt. We also utilize forward starting interest rate swaps to lock in the rate on a portion of anticipated debt issuances.
The following is a summary of interest rate swaps outstanding as of December 31, 2013, none of which are designated as hedges for accounting purposes:

			Notional Amount Outstanding
Entity	Term	Type(1)	December 31, 2013	December 31, 2012
ETE	March 2017	Pay a fixed rate of 1.25% and receive a floating rate	$—	$500
ETP	July 2013(2)	Forward starting to pay a fixed rate of 4.03% and receive a floating rate	—	400
ETP	July 2014(2)	Forward starting to pay a fixed rate of 4.25% and receive a floating rate	400	400
ETP	July 2018	Pay a floating rate plus a spread of 4.17% and receive a fixed rate of 6.70%	600	600
ETP	June 2021	Pay a floating rate plus a spread of 2.17% and receive a fixed rate of 4.65%	400	—
ETP	February 2023	Pay a floating rate plus a spread of 1.32% and receive a fixed rate of 3.60%	400	—
Southern Union(3)	November 2016	Pay a fixed rate of 2.97% and receive a floating rate	—	75
Southern Union(3)	November 2021	Pay a fixed rate of 3.801% and receive a floating rate	275	450

(1)	Floating rates are based on 3-month LIBOR.

(2)
Represents the effective date. These forward starting swaps have a term of 10 years with a mandatory terminate date the same as the effective date. During the year ended December 31, 2013, ETP settled $400 million of ETP’s forward-starting interest rate swaps that had an effective date of July 2013.

(3)	In connection with the Panhandle Merger, Southern Union’s interest rate swaps outstanding were assumed by Panhandle.
Credit Risk
Credit Risk refers to the risk that a counterparty may default on its contractual obligations resulting in a loss to the Partnership. Credit policies have been approved and implemented to govern the Partnership’s portfolio of counterparties with the objective of mitigating credit losses. These policies establish guidelines, controls and limits to manage credit risk within approved tolerances by mandating an appropriate evaluation of the financial condition of existing and potential counterparties, monitoring agency credit ratings, and by implementing credit practices that limit exposure according to the risk profiles of the counterparties. Furthermore, the Partnership may at times require collateral under certain circumstances to mitigate credit risk as necessary. We also implement the use of industry standard commercial agreements which allow for the netting of positive and negative exposures associated with a single commercial agreement. Additionally, we utilize master netting agreements to offset credit exposure with a single counterparty or affiliated group of counterparties.
Our counterparties consist of a diverse portfolio of customers across the energy industry, including petrochemical companies, commercial and industrials, oil and gas producers, municipalities, utilities and midstream companies. Our overall exposure may be affected positively or negatively by macroeconomic or regulatory changes that could impact our counterparties to one extent or another. Currently, management does not anticipate a material adverse effect in our financial position or results of operations as a consequence of counterparty non-performance.
ETP has maintenance margin deposits with certain counterparties in the OTC market, primarily independent system operators, and with clearing brokers. Payments on margin deposits are required when the value of a derivative exceeds its pre-established credit limit with the counterparty. Margin deposits are returned to ETP on the settlement date for non-exchange traded derivatives. ETP exchanges margin calls on a daily basis for exchange traded transactions. Since the margin calls are made daily with the exchange brokers, the fair value of the financial derivative instruments are deemed current and netted in deposits paid to vendors within other current assets in the consolidated balance sheets.
Regency is exposed to credit risk from its derivative counterparties. Regency does not require collateral from these counterparties as it deals primarily with financial institutions when entering into financial derivatives, and enters into master netting agreements that allow for netting of swap contract receivables and payables in the event of default by either party. If Regency’s counterparties failed to perform under existing swap contracts, Regency’s maximum loss as of December 31, 2013 would be $4 million, which would be reduced by less than $1 million, due to the netting feature.
For financial instruments, failure of a counterparty to perform on a contract could result in our inability to realize amounts that have been recorded on our consolidated balance sheets and recognized in net income or other comprehensive income.
Derivative Summary
The following table provides a balance sheet overview of the Partnership’s derivative assets and liabilities as of December 31, 2013 and 2012:

	Fair Value of Derivative Instruments
	Asset Derivatives		Liability Derivatives
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
Derivatives designated as hedging instruments:
Commodity derivatives (margin deposits)	$3	$8	$(18)	$(10)
	3	8	(18)	(10)
Derivatives not designated as hedging instruments:
Commodity derivatives (margin deposits)	$227	$110	$(209)	$(116)
Commodity derivatives	43	40	(48)	(44)
Current assets held for sale	—	1	—	—
Non-current assets held for sale	—	1	—	—
Current liabilities held for sale	—	—	—	(9)
Interest rate derivatives	47	55	(95)	(235)
Embedded derivatives in Regency Preferred Units	—	—	(19)	(25)
	317	207	(371)	(429)
Total derivatives	$320	$215	$(389)	$(439)

In addition to the above derivatives, $7 million of option premiums were included in price risk management liabilities as of December 31, 2012.
The following table presents the fair value of our recognized derivative assets and liabilities on a gross basis and amounts offset on the consolidated balance sheets that are subject to enforceable master netting arrangements or similar arrangements:

		Asset Derivatives		Liability Derivatives
	Balance Sheet Location	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
Derivatives in offsetting agreements:
OTC contracts	Price risk management assets (liabilities)	$42	$28	$(38)	$(27)
Broker cleared derivative contracts	Other current assets (liabilities)	264	149	(318)	(228)
		306	177	(356)	(255)
Offsetting agreements:
Collateral paid to OTC counterparties	Other current assets	—	—	—	2
Counterparty netting	Price risk management assets (liabilities)	(36)	(25)	36	25
Payments on margin deposit	Other current assets	(1)	—	55	59
		(37)	(25)	91	86
Net derivatives with offsetting agreements		269	152	(265)	(169)
Derivatives without offsetting agreements		51	63	(124)	(270)
Total derivatives		$320	$215	$(389)	$(439)

We disclose the non-exchange traded financial derivative instruments as price risk management assets and liabilities on our consolidated balance sheets at fair value with amounts classified as either current or long-term depending on the anticipated settlement date.
The following tables summarize the amounts recognized with respect to our derivative financial instruments:

	Change in Value Recognized in OCI on Derivatives (Effective Portion)
	Years Ended December 31,
	2013	2012	2011
Derivatives in cash flow hedging relationships:
Commodity derivatives	$(1)	$8	$6
Total	$(1)	$8	$6

	Location of Gain/(Loss) Reclassified from AOCI into Income (Effective Portion)	Amount of Gain/(Loss) Reclassified from AOCI into Income (Effective Portion)
		Years Ended December 31,
		2013	2012	2011
Derivatives in cash flow hedging relationships:
Commodity derivatives	Cost of products sold	$4	$14	$19
Total		$4	$14	$19

	Location of Gain/(Loss) Recognized in Income on Derivatives	Amount of Gain/(Loss) Recognized in Income Representing Hedge Ineffectiveness and Amount Excluded from the Assessment of Effectiveness
		Years Ended December 31,
		2013	2012	2011
Derivatives in fair value hedging relationships (including hedged item):
Commodity derivatives	Cost of products sold	$8	$54	$34
Total		$8	$54	$34

	Location of Gain/ (Loss) Recognized in Income on Derivatives	Amount of Gain/(Loss) Recognized in Income on Derivatives
		Years Ended December 31,
		2013	2012	2011
Derivatives in cash flow hedging relationships:
Commodity derivatives – Trading	Cost of products sold	$(11)	$(7)	$(30)
Commodity derivatives – Non-trading	Cost of products sold	(21)	26	9
Commodity derivatives – Non-trading	Deferred gas purchases	(3)	(26)	—
Interest rate derivatives	Gains (losses) on interest rate derivatives	53	(19)	(78)
Embedded derivatives	Other income (expense)	6	14	18
Total		$24	$(12)	$(81)